Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Parentheticals) (Details) - Business Combination [Member]	Mar. 31, 2025 USD ($)
Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Parentheticals) (Details) [Line Items]
Cash	$ 2,462
Accrued liabilities	$ 43,068